INCOME TAXES (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax liability, beginning	$ (8,924)	$ (12,963)
Recognized in income (loss)	860	5,376
Deferred income tax liability, ending	(9,192)	(8,924)
Deferred Income Tax Liability
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax liability, beginning	(8,924)	(12,963)
Recognized in income (loss)	860	5,376
Recognized in other liabilities (flow-through shares)	(902)	(1,337)
Recognized in other comprehensive income	(226)	0
Deferred income tax liability, ending	$ (9,192)	$ (8,924)